Summary of Significant Accounting Policies (Details Narrative)				12 Months Ended
	Jul. 30, 2020	Jan. 02, 2020	Jul. 01, 2017	Dec. 31, 2020 USD ($) Number	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Reverse stock split	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares			A one (1)-for-six (6) reverse stock split of the Company's issued and outstanding ordinary shares was effective on July 30, 2020 (the "Reverse Stock Split").
Cash equivalents
Cash and cash equivalents				882,770	1,519,666
Restricted cash				214,144
Increase in allowance for credit losses				13,528,638	3,576,669
Allowance for credit losses				21,217,406	7,212,644	$ 3,683,842
Impairment of long-lived assets
Rental income				405,000	420,000
Operating lease, description			The Company entered into a lease agreement with Taoping New Media for leasing the Company's office space located at 18th Floor, Education and Technology Building, Zhuzilin, Futian District, Shenzhen City which has been renewed on July 1, 2019 and expires on June 30, 2022.
Recognized revenue				256,000	335,000
Stock-based compensation expense				$ 744,000	$ 580,000	629,000
Segment reporting description				Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.
Number of reportable segments | Number				2
Average Yearly RMB [Member]
Recognized revenue						$ 1,290,000
Foreign currency exchange rate, translation				6.9044	6.9072	6.8787
Accounting Standards Update 2016-02 [Member] | Non-cancelable Operating Lease Agreements [Member]
Operating lease, description		The Company owns two units of office space renting out to a third party and a related party under non-cancelable operating lease agreements with lease terms of six years starting from May 1, 2016 and three years starting from July 1, 2019, respectively.
Accounting Standards Update 2016-02 [Member] | Non-cancelable Operating Lease Agreements [Member] | Third Party [Member]
Operating lease term		6 years
Accounting Standards Update 2016-02 [Member] | Non-cancelable Operating Lease Agreements [Member] | Related Party [Member]
Operating lease term		3 years
Maximum [Member]
Increase in allowance for credit losses				$ 14,000,000